Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Condensed Consolidated Balance Sheet
Current deferred commissions	$ 739
Long-term deferred commissions	1,355
Accumulated deficit	(202,854)	(195,098)
Balance as of January 1, 2018 [Member]
Condensed Consolidated Balance Sheet
Current deferred commissions		682
Long-term deferred commissions		1,129
Accumulated deficit		(193,287)
Impact of Adoption [Member]
Condensed Consolidated Balance Sheet
Current deferred commissions	739	682
Long-term deferred commissions	1,355	1,129
Accumulated deficit	2,094	$ 1,811
Amounts under ASC 605 [Member]
Condensed Consolidated Balance Sheet
Current deferred commissions
Long-term deferred commissions
Accumulated deficit	$ (204,948)